THE INSTITUTIONAL MONEY MARKET FUND
THE FEDERAL MONEY MARKET FUND


ANNUAL
REPORT
OCTOBER 31,
1998


(LOGO)(R)
Victory Funds

TABLE OF CONTENTS


Letter to our Shareholders                                                  2

Financial Statements
Schedules of Investments                                                    3
Statements of Assets and Liabilities                                        7
Statements of Operations                                                    8
Statements of Changes in Net Assets                                         9
Financial Highlights                                                       10
Notes to Financial Statements                                              12
Report of Independent Accountants                                          16

Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to The Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives a fee for its services from The Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Funds.

NOT FDIC INSURED

Shares of The Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Year 2000 Risk. Like other mutual funds, each of the Funds could be adversely affected if the computer systems used by their third party service providers do not properly process and calculate date-related information. The Funds' service providers have been actively updating their systems to be able to process year 2000 data. However, there can be no assurance that these steps will be adequate to avoid a temporary service disruption or any adverse impact on the Funds.


(LOGO)(R)
Victory Funds(R)
1-800-539-FUND(R)
(1-800-539-3863)

Letter
to our
Shareholders

Welcome to the October 31, 1998 Annual Report of the Victory Institutional Money Market and Federal Money Market Funds. The first half of fiscal year 1998 was relatively calm, with monetary policy continuing to lean towards a tighter money supply. The second half of the year was witness to a total shift in Federal Reserve Board policy.

The first and second quarters of the year continued to be dominated by concerns of an overheating economy led by a robust housing sector and continued strength in overall employment statistics. The Fed made known its intentions to control inflationary pressures by declaring it had changed its stance from neutral to a tighter policy bias. All thinking changed when it became clear that international economic developments would have a negative impact on the US economy. Growing concern over the effects of the Russian and Asian economies and a possible global recession sparked a large sell-off in stock markets around the globe. The mounting economic evidence compelled the Federal Reserve Board to change course and actually lower interest rates in an effort to provide the stability that was lacking in international stock and bond markets. The policy board voted to lower interest rates twice between September 29th and October 15th. By the end of October, stock markets had rallied considerably from their summertime lows and tensions eased in financial markets around the world.

Going forward, further short term interest rate declines are widely anticipated, demonstrating the commitment the Fed has towards maintaining economic stability and sustainable growth. In this environment, we will continue to manage the Funds' with the philosophy of preservation of capital, high level of liquidity to the shareholder and striving for a competitive market yield.

As always, we welcome your comments on this Annual Report.

Yours Sincerely,

/s/ Leigh A. Wilson

Leigh A. Wilson
President
Victory Funds




                                     As of October 31, 1998


                             INSTITUTIONAL                     FEDERAL
                              MONEY MARKET                  MONEY MARKET

                            INVESTOR   SELECT             INVESTOR   SELECT
                            CLASS      CLASS              CLASS      CLASS

Seven-Day Yield             5.14%      4.83%              4.89%      4.65%

Seven-Day Effective Yield   5.27%      4.94%              5.01%      4.76%

One Year Total Return       5.53%      5.22%              5.33%      N/A


                                            Maturity Schedule
                                             As of 10/31/98

Days to Maturity                          INSTITUTIONAL        FEDERAL
                                          MONEY MARKET         MONEY MARKET

Less than 30 Days                         63.5%                68.6%

31 to 60 Days                             17.8%                17.8%

61 to 90 Days                              8.7%                 0.0%

Greater than 90 Days                      10.0%                13.6%

An investment in the Fund is not insured or guaranteed by the FDIC or any other Government Agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

THE VICTORY PORTFOLIOS                              Schedule of Investments
Institutional Money Market Fund                            October 31, 1998

(Amounts in thousands)

                                                Principal         Amortized
 Security Description                              Amount           Cost

Bankers Acceptances (2.5%)

Bank of Hawaii, 5.57%, 11/12/98                 $10,177           $ 10,160
Toronto Dominion Bank Ltd., 5.24%, 12/2/98       25,000             24,887
Toronto Dominion Bank Ltd., 5.21%, 2/23/99        6,250              6,147
Total Bankers Acceptances
(Amortized Cost $41,194)                                            41,194

Certificates of Deposit (6.5%)

Bankers Trust New York, 5.70%, 3/5/99            10,000              9,997
Bankers Trust New York, 5.84%, 4/30/99           10,000             10,003
Canadian Imperial Bank
  of Commerce, 5.74%, 4/1/99                     10,000              9,998
Deutschbank, 5.70%, 3/30/99                      10,000              9,997
Harris Bank and Trust, 5.54%, 11/2/98            15,000             15,000
Royal Bank of Canada, 5.70%, 6/23/99              7,000              6,998
Societe Generale, 5.33%*, 11/2/98                25,000             24,991
Societe Generale, 5.25%*, 11/2/98                 5,000              4,998
Societe Generale, 5.32%*, 11/2/98                10,000              9,995
Swiss Bank, 5.82%, 5/4/99                         5,000              5,001
Total Certificates of Deposit
(Amortized Cost $106,978)                                          106,978

Commercial Paper (54.6%)

Asset Securitization Capital Corp.,
  5.18%, 1/28/99                                 10,000              9,873
Asset Securitization Capital Corp.,
  5.10%, 2/12/99                                 20,000             19,708
AVCO Financial Services,
  5.50%, 11/17/98                                12,000             11,971
AVCO Financial Services,
  5.44%, 11/20/98                                15,000             14,957
AVCO Financial Services,
  5.10%, 11/23/98                                10,000              9,969
Delaware Funding Corp., 5.48%, 11/3/98            7,069              7,067
Delaware Funding Corp., 5.35%, 11/12/98          30,000             29,951
Delaware Funding Corp., 5.19%, 11/13/98          17,070             17,040
Delaware Funding Corp., 5.50%, 11/20/98          12,000             11,967
Delaware Funding Corp., 5.17%, 1/20/99           10,000              9,885
Diageo Capital PLC, 5.48%, 12/1/98                7,000              6,968
Diageo Capital PLC, 5.00%, 12/22/98              25,000             24,823
Fleet Funding, 5.32%, 11/19/98                   10,256             10,229
Fleet Funding Corp., 5.51%, 11/2/98              55,000             54,992
Fleet Funding Corp., 5.22%, 11/13/98             15,000             14,974
Fuji Photo Film Co., Ltd,
  5.25%, 12/14/98                                18,000             17,887
General Electric Capital Corp.,
  5.75%, 11/2/98                                 60,000             59,991
General Motors Acceptance Corp.,
  5.49%, 1/14/9                                  10,000              9,887
General Motors Acceptance Corp.,
  5.95%, 2/12/99                                 10,900             10,905
Great Lakes Chemical Corp.,
  5.51%, 11/16/98                                15,000             14,963
Iowa Student Loan Liquidity Corp.,
  5.35%, 11/24/98                                32,072             31,962
Louis Dreyfus Corp., 5.33%, 11/12/98             15,761             15,735
Louis Dreyfus Corp., 5.17%, 11/12/98             11,500             11,482
Matson Navigation, 5.22%, 11/19/98               10,000              9,974
McCormick & Co., 5.42%, 11/10/98                 10,000              9,986
McGraw Hill, 5.52%, 12/3/98                      10,000              9,951
Mont Blanc Capital Corp., 5.52%, 11/5/98         15,000             14,991
Mont Blanc Capital Corp., 5.47%, 11/20/98        25,000             24,928
Mont Blanc Capital Corp., 5.39%, 12/21/98        35,000             34,738
Monte Rosa Capital Corp., 5.50%, 11/16/98        25,000             24,943
Monte Rosa Capital Corp., 5.22%, 1/21/99         15,000             14,824
Nalco Chemical, Corp., 5.42%, 12/1/98            16,000             15,928
Nalco Chemical Corp., 5.49%, 11/23/98             9,000              8,970
Rabobank Finance Corp., 5.73%, 11/2/98           25,000             24,996
Redwood Receivables Corp., 5.22%, 11/19/98       11,553             11,523
Redwood Receivables Corp., 5.12%, 11/20/98       24,140             24,075
Redwood Receivables Corp., 5.18%, 12/10/98       15,000             14,916
Salomon Smith Barney, 5.52%, 11/2/98             20,000             19,997
Salomon Smith Barney, 5.51%, 11/16/98            10,000              9,977
Salomon Smith Barney, 5.09%, 12/11/98            30,000             29,830
SBC Communications, Inc., 5.45%, 11/3/98         10,000              9,997
Sony Capital Corp., 5.20%, 11/17/98              11,059             11,033
Sony Capital Corp., 5.48%, 11/19/98              21,800             21,740
Sony Capital Corp., 5.22%, 12/10/98              20,000             19,887
Sony Capital Corp., 5.22%, 1/12/99               14,000             13,854
Southwest Student Services, 5.25%, 11/16/98       5,850              5,837
Texas Agricultural Finance Authority,
  5.25%, 1/11/99                                  9,000              8,907
Toronto Dominion, 5.17%, 11/30/98                10,000              9,959
Transamerica Financial Corp., 5.48%, 12/23/98    20,000             19,842
Transamerica Financial Corp., 5.07%, 1/21/99     16,100             15,916
Weyerhauser Real Estate, 5.25%, 11/3/98          11,500             11,497
Xerox Corp., 5.19%, 12/10/98                     15,000             14,916
Total Commercial Paper
(Amortized Cost $895,118)                                          895,118

Corporate Bonds (22.0%)

Associates Corp., N.A., 6.00%, 3/15/99            4,250              4,254
Associates Corp., N.A., 6.75%, 6/28/99            5,000              5,026
Associates Corp., N.A., 6.63%, 7/15/99            7,250              7,294
Automated Packaging System, 5.20%*, 11/5/98**,
  LOC National City Bank                          1,840              1,840
Beta Finance, 4.73%*, 11/3/98                    10,000             10,000
Buckeye Corrugated, Inc., 5.20%*, 11/5/98**,
  LOC National City Bank                          1,100              1,100
Burton I Saltzman, 5.20%*, 11/5/98**,
  LOC National City Bank                          2,580              2,580
CIT Group Holdings, 5.88%, 11/9/98, MTN           5,000              5,000
Danis Construction Co., 5.20%*, 11/5/98**,
  LOC Fifth Third Bank                            6,000              6,000
Ford Motor Credit Corp., 5.63%, 12/15/98          4,000              3,999
Ford Motor Credit Corp., 7.90%, 5/17/99, MTN      5,000              5,057
General American Life Insurance,
  5.93%*, 12/31/98                               60,000             59,999
General Motors Acceptance Corp.,
  6.50%, 4/16/99, MTN                             5,000              5,018
General Motors Acceptance Corp.,
  5.64%*, 11/19/98, MTN                          15,000             14,994
IBM Credit Corp., 5.69%, 3/9/99, MTN              5,000              5,000
John Deere Capital Corp., 6.00%, 2/1/99, MTN      5,000              5,003
Lehman Brothers Holding, Inc.,
  5.47%*,11/12/98, MT                            12,000             12,000
Lehman Brothers Holding, Inc.,
  5.22%*, 11/23/98, MTN                          45,000             45,000
Lexington Financial Services,
  5.30%*, 11/4/98**,
  LOC LaSalle National Bank                       5,780              5,780
Maximum Principal Mubea Project,
  5.20%*, 11/5/98**,
  LOC Fifth Third Bank                            1,650              1,650
Merril Lynch, 6.38%, 3/30/99, MTN                 6,585              6,602
Miami Valley Steel, 5.20%*, 11/5/98**,
  LOC National City Bank                          2,050              2,050
Miami Valley Steel, 5.20%*, 11/5/98**,
  LOC National City Bank                          2,950              2,950
Monticello Investments, 5.20%*, 11/5/98**,
  LOC National City Bank                          2,210              2,210
Morgan Guaranty Trust Co., 5.17%*, 11/27/98      30,000             29,989
Morgan Stanley Dean Witter,
  5.30%*, 1/15/99, MTN                           10,000             10,000
Morgan Stanley Dean Witter, 5.63%, 3/1/99         4,000              3,998
Morgan Stanley Dean Witter,
  5.60%*, 12/15/98**, MTN                        13,000             13,000
Pomeroy Investments, 5.24%*, 11/5/98**,
  LOC Fifth Third Bank                            3,450              3,450
Presrite Corp., 5.20%*, 11/5/98                   4,750              4,750
Professional Center Associates Ltd.,
  5.20%*, 11/5/98**, LOC National City Bank       1,425              1,425
Salomon Smith Barney, 6.25%, 10/1/99             10,000             10,089
Sea River Maritime, Inc., 5.37%*, 11/2/98**,
  Guaranteed by Exxon Corp.                      13,200             13,200
Sedlak Interiors, Inc., 5.27%*, 11/5/98**,
  LOC Fifth Third Bank                              280                280
Southwestern Ohio Steel, 5.24%*, 11/5/98**,
  LOC Star Bank                                   5,000              5,000
Transamerica Finance Corp.,
  5.60%, 11/30/98, MTN                            5,000              4,998
Transamerica Finance Corp.,
  5.45%*, 1/22/99**, MTN                         40,000             40,000
Total Corporate Bonds
(Amortized Cost $360,585)                                          360,585

Municipal Bonds (0.4%)

Virginia (0.4%):
Industrial Development
  Authority of Bedford,
  5.62%, 11/16/98,
  LOC Society Generale                            7,000              7,000
Total Municipal Bonds
(Amortized Cost $7,000)                                              7,000

U.S. Government Agencies (12.3%)

Federal Home Loan Bank (0.6%)
4.38%*, 11/4/98                                  10,000              9,999

Federal Maritime Commission (4.1%)
5.41%. 11/5/98                                   67,845             67,804

Federal National Mortgage  Assoc. (5.3%)
5.40%, 12/30/98, Callable 11/2/98 @ 100          10,000              9,993
5.60%, 4/22/99, MTN                              18,000             18,046
4.35%*, 11/3/98                                  25,000             25,000
4.30%*, 11/3/98**                                33,000             33,000
                                                                    86,039
Student Loan Marketing Assoc. (2.3%)
4.38%*, 11/3/98**                                 6,000              6,000
4.39%*, 11/3/98**                                32,500             32,500
                                                                    38,500
Total U.S. Government Agencies
(Amortized Cost $202,342)                                          202,342

Repurchase Agreements (1.8%)

Paine Weber, 5.40%, 11/2/98,
  (Collateralized by $30,315
  various U.S. Government
  securities, 0.00%-4.47%,
  12/17/98-4/15/03, market
  value $29,571)                                 28,988             28,988
Total Repurchase Agreements
(Cost $28,988)                                                      28,988
Total Investments
(Amortized Cost $1,642,205) (a) -- 100.1%                        1,642,205
Liabilities in excess of other assets -- (0.1)%                     (1,651)

TOTAL NET ASSETS -- 100.0%                                      $1,640,554

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 1998. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

LOC -- Letter of Credit

MTN -- Medium Term Note



See notes to financial statements.

THE VICTORY PORTFOLIOS                               Schedule of Investments
Federal Money Market Fund                                    October 31,1998
(Amounts in thousands)
                                                 Principal         Amortized
Security Description                              Amount             Cost

U.S. Government Agencies (54.9%)

Federal Farm Credit Bank (25.1%):
5.50%, 11/2/98                                   $100,000           $100,000
5.11%, 11/10/98                                    30,000             29,962
5.48%, 12/1/98                                    100,000            100,000
                                                                     229,962
Federal Home Loan Bank (14.6%):
5.83%, 12/17/98                                     3,000              3,001
5.72%, 12/22/98                                     5,000              5,001
5.76%, 12/23/98                                     3,000              3,001
5.27%, 12/30/98                                       250                250
5.60%, 3/10/99                                     25,000             25,024
4.57%*, 11/4/98                                     6,500              6,484
5.63%, 8/27/99, Callable 11/27/98 @ 100            11,000             11,000
5.15%, 9/30/99, Callable 12/30/98 @ 100            25,000             25,000
5.13%, 10/13/99, Callable 1/13/99 @ 100            25,000             25,000
5.00%, 10/28/99, Callable 1/28/99 @ 100            15,000             15,000
5.03%, 10/29/99, Callable 1/29/99 @ 100             5,000              5,000
5.12%, 11/5/99, Callable 2/5/99 @ 100              10,000             10,000
                                                                     133,761
Federal Home Loan Mortgage Corp.(8.7%):
5.12%, 11/9/98                                     10,000              9,989
5.05%, 12/28/98                                    50,000             49,600
5.60%, 4/21/99                                     20,000             20,057
                                                                      79,646
Federal National Mortgage  Assoc. (2.7%):
4.54%*, 11/3/98                                    25,000             24,980

Student Loan Marketing  Assoc. (3.8%):
5.74%, 12/17/98                                     5,000              5,001
4.49%*, 11/3/98                                    30,000             29,889
                                                                      34,890
Total U.S. Government Agencies
(Amortized Cost $503,239)                                            503,239

Repurchase Agreements (46.2%)

Donaldson-Lufkin Jenrette
  Securities Corp., 5.45%,
  11/2/98 (Collateralized
  by  $209,032 various U.S. Government
  Securities, 0.00%-8.70%,
  11/12/98-3/10/16, market
  value -- $212,212)                              208,050            208,050
Lehman Brothers, Inc., 5.47%,
  11/2/98 (Collateralized by
  $357,460 various U.S.
  Goverment securities,
  0.00%-6.25%, 12/8/98-1/15/38,
  market value --$219,303)                        215,000            215,000
Total Repurchase Agreements
(Cost $423,050)                                                      423,050
Total Investments
(Amortized Cost $926,289) (a) -- 101.1%                              926,289
Liabilities in excess of other assets (1.1)%                         (10,176)

TOTAL NET ASSETS -- 100.0%                                          $916,113

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 1998. The date reflects the next rate change date.



See notes to financial statements.


                                                           Statement of Assets and Liabilities
THE VICTORY PORTFOLIOS                                                         October 31,1998
(Amounts in Thousands, Except Per Share Amounts)

                                                                Institutional        Federal
                                                                Money Market       Money Market
                                                                    Fund              Fund
ASSETS:
Investments, at amortized cost                                  $1,613,217         $503,239
Repurchase agreements, at cost                                      28,988          423,050
    Total                                                        1,642,205          926,289
Interest receivable                                                  5,745            3,654
Prepaid expenses and other assets                                       29               25
    Total Assets                                                 1,647,979          929,968

LIABILITIES:
Payable to Custodian                                                    --                2
Dividends payable                                                    6,929            3,650
Payable to brokers for investments purchased                            --           10,000
Accrued expenses and other payables:
  Investment advisory fees                                             232              115
  Administration fees                                                   10                6
  Shareholder service fees -- Select Shares                            114               22
  Custodian fees                                                        34               20
  Accounting fees                                                        1               --
  Transfer agent fees                                                   13               15
  Other                                                                 92               25
    Total Liabilities                                                7,425           13,855

NET ASSETS:
Capital                                                          1,640,394          916,099
Undistributed net investment income                                    141                1
Accumulated undistributed net realized gains
  from investment transactions                                          19               13
    Net Assets                                                  $1,640,554         $916,113
Net Assets
  Investor Shares                                               $1,068,521         $717,972
  Select Shares                                                    572,033          198,141
    Total                                                       $1,640,554         $916,113
Outstanding units of beneficial interest (shares)
  Investor Shares                                                1,068,501          717,959
  Select Shares                                                    572,028          198,138
    Total                                                        1,640,529          916,097
Net asset value
  Offering and redemption price per share -- Investor Shares    $     1.00         $   1.00
  Offering and redemption price per share -- Select Shares      $     1.00         $   1.00




See notes to financial statements.


THE VICTORY PORTFOLIOS                                                                  Statements of Operations
(Amounts in Thousands)

                                                         Institutional                Federal
                                                       Money Market Fund          Money Market Fund<F1>



                                                           Year Ended           Eleven Months       Year Ended
                                                           October 31,          Ended October 31,   November 30,
                                                           1998                 1998                1997
Investment Income:
Interest income                                            $75,254              $29,041             $6,039
    Total Income                                             75,254               29,041              6,039

Expenses:
Investment advisory fees                                     3,330                1,322                277
Administration fees                                          1,542                  430                213
Shareholder service fees                                        --                   --                176
Shareholder service fees -- Select Shares                    1,278                  404                 --
Custodian fees                                                 271                  114                 27
Accounting fees                                                108                   65                 14
Legal and audit fees                                           171                   73                110
Trustees' fees and expenses                                     38                   22                 12
Transfer agent fees                                            159                   42                 28
Registration and filing fees                                    33                   77                 24
Printing fees                                                   98                    9                 15
Other                                                           34                   32                 54
    Total Expenses                                           7,062                2,590                950
Expenses voluntarily reduced                                (2,022)                (733)              (277)
Expenses before reimbursement from distributor               5,040                1,857                673
Expenses reimbursed by distributor                              --                 (277)               (89)
    Net Expenses                                             5,040                1,580                584

Net Investment Income                                       70,214               27,461              5,455

Realized Gains from Investments:
Net realized gains (losses) from
  investment transactions                                       19                   16                 --
Change in net assets resulting from operations             $70,233              $27,477             $5,455

<F1> Effective March 23, 1998, the Key Money Market Fund became the Victory
     Federal Money Market Fund. Activity prior to March 23, 1998 represents that of the Key Money Market Fund.



See notes to financial statements.


THE VICTORY PORTFOLIOS                                                                       Statements of Changes in Net Assets
(Amounts in Thousands)
                                                 Institutional Money Market Fund            Federal Money Market Fund<F1>



                                                Year              Year              Eleven Months     Year            Year
                                                Ended             Ended             Ended             Ended           Ended
                                                October 31,       October 31,       October 31,       November 30,    November 30,
                                                1998              1997              1998              1997            1996
From Investment Activities:

Operations:
  Net investment income                         $    70,214       $    52,041       $    27,461       $   5,455       $  1,189
  Net realized gains (losses) from
    investment transactions                              19                15                16              --             --
Change in net assets resulting
  from operations                                    70,233            52,056            27,477           5,455          1,189

Distributions to Shareholders:
  From net investment income
    Investor Shares                                 (44,160)          (31,873)          (22,345)         (5,455)        (1,189)
    Select Shares                                   (26,052)          (20,168)           (5,116)             --             --
  From net realized gains from
    investment transactions                             (15)               --                (3)             --             --
Change in net assets from
  distributions to shareholders                     (70,227)          (52,041)          (27,464)         (5,455)        (1,189)

Capital Transactions
  Proceeds from shares issued                     5,290,832         4,221,092         2,715,391         471,869         85,243
  Dividends reinvested                               37,208            21,609            23,954           3,317          1,067
  Cost of shares redeemed                        (4,761,794)       (4,213,079)       (2,066,744)       (273,846)       (65,999)
Change in net assets from
  capital transactions                              566,246            29,622           672,601         201,340         20,311
Change in net assets                                566,252            29,637           672,614         201,340         20,311

Net Assets:
  Beginning of period                             1,074,302         1,044,665           243,499          42,159         21,848
  End of period                                 $ 1,640,554       $ 1,074,302       $   916,113       $ 243,499       $ 42,159

Share Transactions:
  Issued                                          5,290,832         4,221,092         2,715,391         471,869         85,243
  Reinvested                                         37,208            21,609            23,954           3,317          1,067
  Redeemed                                       (4,761,794)       (4,213,079)       (2,066,744)       (273,846)       (65,999)
Change in shares                                    566,246            29,622           672,601         201,340         20,311

<F1> Effective March 23, 1998, the Key Money Market Fund became the Victory Federal Money Market Fund.
     Activity prior to March 23, 1998 represents that of the Key Money Market Fund.




See notes to financial statements.


THE VICTORY PORTFOLIOS                             Financial Highlights


                               Institutional Money Market Fund


                                       Investor Shares
                         Year         Year       Year        Six Months
                         Ended        Ended      Ended       Ended
                         October      October    October     October
                         31,          31,        31,         31,
                         1998         1997       1996<F6>    1995<F5>
Net Asset Value,
  Beginning of Period    $    1.000   $  1.000   $  1.000    $  1.000
Investment Activities
  Net investment income       0.054      0.053      0.053       0.290
Distributions
  Net investment income      (0.054)    (0.053)    (0.053)     (0.290)
Net Asset Value,
  End of Period          $    1.000   $  1.000   $  1.000    $  1.000
Total Return                   5.53%      5.46%      5.41%       2.90%<F3>

Ratios/Supplemental
  Data:
Net Assets,
  End of Period (000)    $1,068,521   $585,663   $671,575    $504,536
Ratio of expenses to
  average net assets           0.27%      0.28%      0.27%       0.26%<F4>
Ratio of net
  investment income
  to average net assets        5.38%      5.32%      5.27%       5.69%<F4>
Ratio of expenses to
  average net assets<F1>       0.42%      0.48%      0.48%       0.49%<F4>
Ratio of net investment
  income to average
net assets<F1>                 5.23%      5.12%      5.06%       5.46%<F4>

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective June 5, 1995, the Victory Institutional Money Market Portfolio
     became the Institutional Money Market Fund, and the Fund designated the existing shares as Institutional Shares and commenced offering Service Shares.

<F6> Effective March 1, 1996, the Fund redesignated Institutional Shares as
     Investor Shares and Service Shares as Select Shares.



See notes to financial statements.


THE VICTORY PORTFOLIOS                                                      Financial Highlights

                                          Institutional Money Market Fund


                                          Select Shares


                           Year       Year        Year       June 5, 1995
                           Ended      Ended       Ended      to
                           October    October     October    October        Year Ended April 30,
                           31,        31,         31,        31,
                           1998       1997        1996<F6>   1995<F2><F5>   1995       1994
Net Asset Value,
  Beginning of Period      $  1.000   $  1.000    $  1.000   $ 1.000        $  1.000   $  1.000
Investment Activities
  Net investment income       0.051      0.051       0.050     0.012           0.500      0.028
Distributions
  Net investment income      (0.051)    (0.051)     (0.050)   (0.012)         (0.500)    (0.028)
Net Asset Value,
  End of Period            $  1.000   $  1.000    $  1.000   $ 1.000        $  1.000   $  1.000
Total Return                   5.22%      5.17%       5.16%     1.23%<F3>       4.91%      2.80%

Ratios/Supplemental
  Data:
Net Assets,
  End of Period (000)      $572,033   $488,639    $373,090   $11,479        $449,814   $541,229
Ratio of expenses to
  average net assets           0.56%      0.55%       0.52%     0.51%<F4>       0.27%      0.55%
Ratio of net
  investment income
  to average net assets        5.09%      5.06%       4.97%     5.33%<F4>       4.91%      2.78%
Ratio of expenses to
  average net assets<F1>       0.71%      0.75%       0.73%     1.00%<F4>       0.51%      0.55%
Ratio of net investment
  income to average
net assets<F1>                 4.94%      4.86%       4.77%     4.84%<F4>       4.67%      2.78%

<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Effective June 5, 1995, the Victory Institutional Money Market Portfolio
     became the Institutional Money Market Fund, and the Fund designated the existing shares as Institutional Shares and commenced offering Service Shares.

<F6> Effective March 1, 1996, the Fund redesignated Institutional Shares as
     Investor Shares and Service Shares as Select Shares.


See notes to financial statements.


THE VICTORY PORTFOLIOS                                                                                    Financial Highlights
                                                             Federal Money Market Fund


                                      Investor             Select
                                       Shares              Shares

                                   Eleven months           Period
                                  Ended October 31,    Ended October 31,             Fiscal Year Ended November 30,
                                      1998<F2>             1998<F2>          1997       1996      1995       1994       1993
Net Asset Value,
  Beginning of Period             $  1.000             $  1.000             $  1.000   $ 1.000   $ 1.000    $ 1.000    $ 1.000
Investment Activities
  Net investment income              0.048                0.031                0.048     0.047     0.051      0.034      0.026
Distributions
  Net investment income             (0.048)              (0.031)              (0.048)   (0.047)   (0.051)    (0.034)    (0.026)
Net Asset Value,
  End of Period                   $  1.000             $  1.000             $  1.000   $ 1.000   $ 1.000    $ 1.000    $ 1.000
Total Return                          4.91%<F3>            3.14%<F3>            4.94%     4.65%     5.26%      3.37%      2.61%
Ratios/Supplementary Data:
Net Assets at end
  of period (000)                 $717,972             $198,141             $243,499   $42,159   $21,848    $28,606    $16,222
Ratio of expenses to
  average net assets                  0.27%<F4>            0.43%<F4>            0.53%     0.64%     0.63%      0.59%      0.55%
Ratio of net investment
  income to average
  net assets                          5.22%<F4>            5.06%<F4>            4.91%     4.59%     5.15%      3.35%      3.16%
Ratio of expenses to
  average net assets<F1>              0.48%<F4>            0.54%<F4>            0.90%     0.92%     0.91%      0.87%      0.83%
Ratio of net investment
  income to average
  net assets<F1>                      5.01%<F4>            4.95%<F4>            4.54%     4.31%     4.90%      3.10%      2.91%

<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 23, 1998, the Key Money Market Fund became the Victory
     Federal Money Market Fund, and the Fund designated the existing shares of Key Money Market Fund as Investor Shares and commenced offering Select Shares. Financial highlights prior to March 23, 1998 represent the Key Money Market Fund.

<F3> Not annualized.

<F4> Annualized.



See notes to financial statements.

                                                Notes to Financial Statements
THE VICTORY PORTFOLIOS                                        October 31,1998


1. Organization:

The Victory Portfolios (collectively, the "Trust" and individually, a "Fund") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares which are units of beneficial interest. The Trust presently offers shares of 30 active funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market Fund and the Federal Money Market Fund.

The Institutional Money Market Fund and the Federal Money Market Fund are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholders service plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

The Institutional Money Market Fund seeks to obtain a high level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.


2. Reorganization:

The Trust entered an Agreement and Plan of Reorganization with The SBSF Funds, Inc. d/b/a Key Mutual Funds pursuant to which all of the assets and liabilities of each Key Mutual Fund transferred to a Fund of the Victory Portfolios in exchange for shares of the corresponding Fund. The Key Money Market Fund transferred its assets and liabilities to the Victory Federal Money Market Fund. The reorganization, which qualified as a tax-free exchange for federal income tax purposes, was completed on March 23, 1998, following approval by shareholders of SBSF Funds, Inc. d/b/a Key Mutual Funds at a special shareholder meeting held on March 6, 1998. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization:


                            Before Reorganization    After Reorganization

                                    Key             Victory          Victory
                                Money Market      Money Market     Money Market
                                   Fund              Fund              Fund

Shares (000)                     517,095              --            517,095
Net Assets (000)                $517,095              --           $517,095
Net Asset Value                 $   1.00              --           $   1.00
Unrealized appreciation (000)   $     --              --           $     --


3. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds are valued at either amortized cost which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

Securities Transactions and Related Income:

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements:

The Funds may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Funds' investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Funds make the commitment to purchase a security on a when-issued basis, the Funds record the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Funds maintain cash and marketable securities at least equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis do not earn income until settlement date.

Securities Lending:

The Funds may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities approved by the Board. The Fund will limit its securities lending to 331/3% of total assets. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Fund pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short term securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying Schedules of Investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Funds because the Funds do not have effective control of such securities. Loans are subject to termination by the Funds or the borrower at any time. During the period ended October 31, 1998, the Funds did not loan any securities.

Dividends to Shareholders:

Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

Other:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated on the basis of relative net assets or other appropriate basis. Fees paid under the Funds' shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.


4. Related Party Transactions:

Investment advisory services are provided to the Funds by Key Asset Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association ("Key"), formerly Society National Bank, a wholly owned subsidiary of KeyCorp. On February 28, 1997, Key Asset Management Inc. became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp, including KeyCorp Mutual Fund Advisers, Spears, Benzak, Salomon & Farrell, Inc. ("SBSF"), Society Asset Management, Inc. and Applied Technology Investment, Inc. Pursuant to terms of the reorganization, the subsidiaries above were merged into SBSF and SBSF then changed its name to Key Asset Management, Inc. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. KeyTrust Company of Ohio, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

Key and its affiliated brokerage and banking companies also serve as Shareholder Servicing Agent for the Institutional Money Market Fund (Select Shares) and the Federal Money Market Fund (Select Shares). As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Key and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the Funds serviced.

BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Funds. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Fund for serving as officers of the Funds.

Under the terms of the administration agreement, effective October 1, 1997, the Administrator's fee is computed at the annual rate of 0.15% of the fund's average daily net assets of $300 million and less, 0.12% of the fund's average daily net assets between $300 million and $600 million and 0.10% of the fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays Key Asset Management Inc. a fee of up to 0.05% of the Fund's average daily net assets to perform some of the administrative duties for the Funds. Prior to October 1, 1997, the Administrator's fee was computed at the annual rate of 0.15% of the Fund's average daily net assets.

During the year ended October 31, 1998, the Trust retained an affiliate of BISYS and, for Federal Money Market during the year ended October 31, 1997, an affiliate of the Adviser, to serve as Mutual Fund Accountant. The Trust pays a fee for these services based on a percentage of average daily net assets under the terms of its Fund Accounting Agreement.

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

Additional information regarding related party transactions is as follows for the period ended October 31, 1998:


                                              Investment Advisory Fees        Administration Fees

                                             Percentage
                                             of Average        Voluntary          Voluntary
                                               Daily              Fee                Fee
                                             Net Assets        Reductions         Reductions

Institutional Money Market Fund              0.25%             $1,279             $743
Federal Money Market Fund                    0.25%                733               --

Additional information regarding related party transactions is as follows for the period ended November 30, 1997:


                                              Investment Advisory Fees      Administration Fees

                                            Percentage
                                            of Average          Voluntary       Voluntary
                                              Daily                Fee             Fee
                                            Net Assets          Reductions      Reductions

Federal Money Market Fund                   0.25%               $277            --


5. Capital Share Transactions:

Transactions in capital shares were as follows (amounts in thousands):


                                            Institutional                         Federal
                                          Money Market Fund                  Money Market Fund

                                         Year             Year                 Eleven Months
                                        Ended            Ended                     Ended
                                      October 31,      October 31,               October 31,
                                         1998             1997                    1998<F1>

Capital Share Transactions:
Investor Shares:
Issued                                 2,546,563        1,422,308               2,003,171
Reinvested                                11,444            1,983                  19,609
Redeemed                              (2,075,151)      (1,510,212)             (1,548,317)

Total                                    482,856          (85,921)                474,463


Select Shares:
Issued                                 2,744,269        2,798,784                 712,220
Reinvested                                25,764           19,626                   4,345
Redeemed                              (2,686,643)      (2,702,867)               (518,427)

Total                                     83,390          115,543                 198,138

<F1> Effective March 23, 1998, the Key Money Market Fund became the Victory
     Money Market Fund, and the Fund designated the existing shares as Investor Shares and commenced offering Select Shares.

                   REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholders and Trustees of
  The Victory Portfolios:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Victory Institutional Money Market Fund and the Victory Federal Money Market Fund at October 31, 1998, the results of operations, the changes in net assets, and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles. The financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and verification by examination of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The Victory Institutional Money Market Fund's financial highlights for each of the three years in the period ended April 30, 1995 were audited by other auditors, whose report dated June 20, 1995 expressed an unqualified opinion on those financial highlights.


                                                  PricewaterhouseCoopers LLP
Columbus, Ohio
December 11, 1998

(LOGO)(R)
Victory Funds

1-800-KEY-FUND(R)
(1-800-539-3863)

1AR-IMMVF  10/98